UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [  ]; Amendment Number:
   This Amendment (Check only one.): [  ]  is a restatement
                                     [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:       The Cincinnati Insurance Company
Address:    6200 South Gilmore Road
            Fairfield, Ohio 45014

13F File Number:   028-10753

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:    Martin F. Hollenbeck
Title:   Chief Investment Officer
Phone:   (513) 870-2000

Signature, Place and Date of Signing:

    /s/ Martin F. Hollenbeck           Fairfield, Ohio        May 4, 2012
--------------------------------   -----------------------   -------------


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager: N/A


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


                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers              1
                                          -----------

Form 13F Information Table Entry Total        54
                                          -----------

Form 13F Information Table Value Total    2,079,215
                                          -----------
                                          (thousands)

List of Other Included Managers

No.      File No.         Name
01       028-10798        Cincinnati Financial Corporation

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

                                           Column 2         Column 3       Column 4        Column 5
               Issuer                   Title of Class        Cusip       FMV (000)     Shares/Principal  SH/PRN
3M CO                                 COMMON               88579Y101            46,541          521,700     SH
ABBOTT LABORATORIES                   COMMON               002824100            70,925        1,157,200     SH
AGL RESOURCES INC                     COMMON               001204106            29,035          740,300     SH
ALEXANDRIA REAL ESTATE INC            CONVERTIBLE DEB      015271AA7               825        1,000,000     PRN
ASPEN INSURANCE                       CONVERTIBLE PFD      G05384113             8,571          160,000     SH
AT&T INC                              COMMON               00206R102            30,699          983,000     SH
AUTOMATIC DATA PROCESSING             COMMON               053015103            51,487          932,900     SH
BAXTER INTERNATIONAL INC              COMMON               071813109            53,204          890,000     SH
BLACKROCK INC                         COMMON               09247X101            72,740          355,000     SH
CHEVRON CORP                          COMMON               166764100            81,415          759,400     SH
CHUBB CORP                            COMMON               171232101            30,574          442,398     SH
CISCO SYSTEMS INC                     COMMON               17275R102            24,883        1,176,500     SH
CONOCOPHILLIPS                        COMMON               20825C104            26,604          350,000     SH
DOVER CORP                            COMMON               260003108            21,556          342,480     SH
DUKE ENERGY CORP                      COMMON               26441C105            34,578        1,645,800     SH
EMERSON ELECTRIC CO                   COMMON               291011104            41,838          801,800     SH
EXXON MOBIL CORP                      COMMON               30231G102           121,726        1,403,500     SH
GENERAL MILLS INC                     COMMON               370334104            33,515          849,550     SH
GENUINE PARTS CO                      COMMON               372460105            25,600          407,961     SH
HASBRO INC                            COMMON               418056107            55,265        1,505,027     SH
HONEYWELL INTERNATIONAL INC           COMMON               438516106            14,957          245,000     SH
HUNTINGTON BANCSHARES INC             CONVERTIBLE PFD      446150401            11,217            9,754     SH
INTEL CORP                            COMMON               458140100            59,584        2,119,300     SH
INTL BUSINESS MACHINES CORP           COMMON               459200101            53,206          255,000     SH
JOHNSON & JOHNSON                     COMMON               478160104            69,258        1,050,000     SH
JP MORGAN CHASE                       COMMON               46625H100            76,189        1,657,000     SH
KEYCORP INC.                          CONVERTIBLE PFD      493267405             3,931           35,000     SH
LEGGETT & PLATT INC                   COMMON               524660107            46,913        2,038,800     SH
LIFE POINT HOSPITALS SR SUB NTS       CONVERTIBLE DEB      53219LAG4             5,019        5,000,000     PRN
LINEAR TECHNOLOGY CORP                COMMON               535678106            32,682          969,800     SH
MCDONALD'S CORP                       COMMON               580135101            37,180          379,000     SH
MEDTRONIC INC                         CONVERTIBLE DEB      585055AK2             7,171        7,100,000     PRN
MERIDIAN BIOSCIENCE INC               COMMON               589584101            15,892          820,000     SH
MICROCHIP TECHNOLOGY INC              COMMON               595017104            40,064        1,077,000     SH
MICROSOFT CORP                        COMMON               594918104            39,564        1,226,600     SH
NEW YORK COMMUNITY BANCORP            CONVERTIBLE PFD      64944P307             4,532           95,000     SH
NORFOLK SOUTHERN CORP                 COMMON               655844108             8,564          130,100     SH
NUCOR CORP                            COMMON               670346105            44,334        1,032,212     SH
OMNICARE INC                          CONVERTIBLE DEB      681904AL2             2,048        2,131,000     PRN
PARTNERRE LTD                         COMMON               G6852T105             2,361           34,784     SH
PAYCHEX INC                           COMMON               704326107            21,113          681,300     SH
PEPSICO INC                           COMMON               713448108            82,307        1,240,500     SH
PFIZER INC                            COMMON               717081103            73,273        3,235,725     SH
PITNEY BOWES INC                      COMMON               724479100            20,797        1,183,000     SH
PRAXAIR INC                           COMMON               74005P104            44,718          390,072     SH
PROCTER & GAMBLE CO/THE               COMMON               742718109            95,573        1,422,004     SH
RPM INTERNATIONAL INC                 COMMON               749685103            41,205        1,573,318     SH
SPECTRA ENERGY CORP                   COMMON               847560109            50,171        1,590,194     SH
UNITED TECHNOLOGIES CORP              COMMON               913017109            60,115          724,806     SH
US BANCORP                            COMMON               902973304            56,280        1,776,500     SH
VERIZON COMMUNICATIONS INC            COMMON               92343V104            32,878          860,000     SH
WAL-MART STORES INC                   COMMON               931142103            25,288          413,200     SH
WEST PHARMACEUTICAL                   CONVERTIBLE DEB      955306AA3             4,836        5,200,000     PRN
WISCONSIN ENERGY CORP                 COMMON               976657106            34,417          978,300     SH
                                                                             2,079,215

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

                                           Column 6         Column 7       Column 8
               Issuer                   Investment Dis      Oth Mgrs         Sole           Shared         None
3M CO                                 SHARED-OTHER             01              -                521,700      -
ABBOTT LABORATORIES                   SHARED-OTHER             02              -              1,157,200      -
AGL RESOURCES INC                     SHARED-OTHER             03              -                740,300      -
ALEXANDRIA REAL ESTATE INC            SHARED-OTHER             04              -                      -      -
ASPEN INSURANCE                       SHARED-OTHER             05              -                      -      -
AT&T INC                              SHARED-OTHER             06              -                983,000      -
AUTOMATIC DATA PROCESSING             SHARED-OTHER             07              -                932,900      -
BAXTER INTERNATIONAL INC              SHARED-OTHER             08              -                890,000      -
BLACKROCK INC                         SHARED-OTHER             09              -                355,000      -
CHEVRON CORP                          SHARED-OTHER             10              -                759,400      -
CHUBB CORP                            SHARED-OTHER             11              -                442,398      -
CISCO SYSTEMS INC                     SHARED-OTHER             12              -              1,176,500      -
CONOCOPHILLIPS                        SHARED-OTHER             13              -                350,000      -
DOVER CORP                            SHARED-OTHER             14              -                342,480      -
DUKE ENERGY CORP                      SHARED-OTHER             15              -              1,645,800      -
EMERSON ELECTRIC CO                   SHARED-OTHER             16              -                801,800      -
EXXON MOBIL CORP                      SHARED-OTHER             17              -              1,403,500      -
GENERAL MILLS INC                     SHARED-OTHER             18              -                849,550      -
GENUINE PARTS CO                      SHARED-OTHER             19              -                407,961      -
HASBRO INC                            SHARED-OTHER             20              -              1,505,027      -
HONEYWELL INTERNATIONAL INC           SHARED-OTHER             21              -                245,000      -
HUNTINGTON BANCSHARES INC             SHARED-OTHER             22              -                      -      -
INTEL CORP                            SHARED-OTHER             23              -              2,119,300      -
INTL BUSINESS MACHINES CORP           SHARED-OTHER             24              -                255,000      -
JOHNSON & JOHNSON                     SHARED-OTHER             25              -              1,050,000      -
JP MORGAN CHASE                       SHARED-OTHER             26              -              1,657,000      -
KEYCORP INC.                          SHARED-OTHER             27              -                      -      -
LEGGETT & PLATT INC                   SHARED-OTHER             28              -              2,038,800      -
LIFE POINT HOSPITALS SR SUB NTS       SHARED-OTHER             29              -                      -      -
LINEAR TECHNOLOGY CORP                SHARED-OTHER             30              -                969,800      -
MCDONALD'S CORP                       SHARED-OTHER             31              -                379,000      -
MEDTRONIC INC                         SHARED-OTHER             32              -                      -      -
MERIDIAN BIOSCIENCE INC               SHARED-OTHER             33              -                820,000      -
MICROCHIP TECHNOLOGY INC              SHARED-OTHER             34              -              1,077,000      -
MICROSOFT CORP                        SHARED-OTHER             35              -              1,226,600      -
NEW YORK COMMUNITY BANCORP            SHARED-OTHER             36              -                      -      -
NORFOLK SOUTHERN CORP                 SHARED-OTHER             37              -                130,100      -
NUCOR CORP                            SHARED-OTHER             38              -              1,032,212      -
OMNICARE INC                          SHARED-OTHER             39              -                      -      -
PARTNERRE LTD                         SHARED-OTHER             40              -                 34,784      -
PAYCHEX INC                           SHARED-OTHER             41              -                681,300      -
PEPSICO INC                           SHARED-OTHER             42              -              1,240,500      -
PFIZER INC                            SHARED-OTHER             43              -              3,235,725      -
PITNEY BOWES INC                      SHARED-OTHER             44              -              1,183,000      -
PRAXAIR INC                           SHARED-OTHER             45              -                390,072      -
PROCTER & GAMBLE CO/THE               SHARED-OTHER             46              -              1,422,004      -
RPM INTERNATIONAL INC                 SHARED-OTHER             47              -              1,573,318      -
SPECTRA ENERGY CORP                   SHARED-OTHER             48              -              1,590,194      -
UNITED TECHNOLOGIES CORP              SHARED-OTHER             49              -                724,806      -
US BANCORP                            SHARED-OTHER             50              -              1,776,500      -
VERIZON COMMUNICATIONS INC            SHARED-OTHER             51              -                860,000      -
WAL-MART STORES INC                   SHARED-OTHER             52              -                413,200      -
WEST PHARMACEUTICAL                   SHARED-OTHER             53              -                      -      -
WISCONSIN ENERGY CORP                 SHARED-OTHER             54              -                978,300      -

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